ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS
September 30, 2023 (Unaudited)

Shares		Value
	COMMON STOCKS — 96.7%
	ADVERTISING & MARKETING - 0.5%
130	Interpublic Group of Companies, Inc. (The)	$ 3,726
2	Omnicom Group, Inc.	149
8	Trade Desk, Inc. (The), Class A(a)	625
		4,500
	AEROSPACE & DEFENSE - 1.4%
26	Hexcel Corporation	1,694
25	Howmet Aerospace, Inc.	1,156
14	Huntington Ingalls Industries, Inc.	2,864
1	Teledyne Technologies, Inc.(a)	408
73	Textron, Inc.	5,704
18	Woodward, Inc.	2,237
		14,063
	APPAREL & TEXTILE PRODUCTS - 1.7%
7	Columbia Sportswear Company	519
27	Crocs, Inc.(a)	2,382
5	Deckers Outdoor Corporation(a)	2,570
20	Hanesbrands, Inc.	79
5	PVH Corporation	383
17	Ralph Lauren Corporation	1,974
61	Skechers USA, Inc., Class A(a)	2,986
110	Tapestry, Inc.	3,163
138	VF Corporation	2,438
		16,494
	ASSET MANAGEMENT - 1.1%
2	Apollo Global Management, Inc.	179
1	Ares Management Corporation, Class A	103
55	Carlyle Group, Inc. (The)	1,659
225	Franklin Resources, Inc.	5,530
3	LPL Financial Holdings, Inc.	713
4	Raymond James Financial, Inc.	402
38	Stifel Financial Corporation	2,335
8	Vitesse Energy, Inc.	183
		11,104

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2023 (Unaudited)

Shares		Value
	COMMON STOCKS — 96.7% (Continued)
	AUTOMOTIVE - 1.4%
37	Autoliv, Inc.	$ 3,570
98	BorgWarner, Inc.	3,956
90	Gentex Corporation	2,928
23	Lear Corporation	3,087
19	Phinia, Inc.(a)	509
		14,050
	BANKING - 0.9%
5	Citizens Financial Group, Inc.	134
60	East West Bancorp, Inc.	3,163
90	First Horizon Corporation	992
4	Huntington Bancshares, Inc.	42
12	KeyCorporation	129
3	M&T Bank Corporation	379
10	Pinnacle Financial Partners, Inc.	670
13	Prosperity Bancshares, Inc.	709
10	Regions Financial Corporation	172
6	SouthState Corporation	404
1	SVB Financial Group(a)	0
10	Synovus Financial Corporation	278
28	Valley National Bancorp	240
9	Webster Financial Corporation	363
19	Zions Bancorp NA	663
		8,338
	BEVERAGES - 0.6%
1	Boston Beer Company, Inc. (The), Class A(a)	390
82	Molson Coors Beverage Company, Class B	5,214
		5,604
	BIOTECH & PHARMA - 2.8%
1	ACADIA Pharmaceuticals, Inc.(a)	21
3	BioMarin Pharmaceutical, Inc.(a)	266
1	Blueprint Medicines Corporation(a)	50
6	Denali Therapeutics, Inc.(a)	124
178	Exelixis, Inc.(a)	3,889
20	Halozyme Therapeutics, Inc.(a)	764

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2023 (Unaudited)

Shares		Value
	COMMON STOCKS — 96.7% (Continued)
	BIOTECH & PHARMA - 2.8% (Continued)
125	Incyte Corporation(a)	$ 7,221
27	Ionis Pharmaceuticals, Inc.(a),(b)	1,225
1	Iovance Biotherapeutics, Inc.(a)	5
2	Mirati Therapeutics, Inc.(a)	87
42	Neurocrine Biosciences, Inc.(a)	4,725
3	Novavax, Inc., Class A(a)	22
33	Sarepta Therapeutics, Inc.(a)	4,000
1	TG Therapeutics, Inc.(a)	8
3	Ultragenyx Pharmaceutical, Inc.(a)	107
22	United Therapeutics Corporation(a)	4,969
		27,483
	CABLE & SATELLITE - 0.5%
52	Liberty Broadband Corporation - Series C(a)	4,749

	CHEMICALS - 3.2%
1	Albemarle Corporation	170
12	Ashland, Inc. (b)	980
25	Avery Dennison Corporation	4,567
31	Celanese Corporation	3,891
90	CF Industries Holdings, Inc.	7,717
9	Chemours Company (The)	252
50	Eastman Chemical Company	3,836
21	Huntsman Corporation	512
3	International Flavors & Fragrances, Inc.	204
155	Mosaic Company (The)	5,518
22	Olin Corporation	1,100
9	RPM International, Inc.	853
40	Valvoline, Inc.	1,290
		30,890
	COMMERCIAL SUPPORT SERVICES - 1.5%
135	Aramark	4,685
6	ASGN, Inc.(a)	490
26	Clean Harbors, Inc.(a)	4,351
20	H&R Block, Inc.	861

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2023 (Unaudited)

Shares		Value
	COMMON STOCKS — 96.7% (Continued)
	COMMERCIAL SUPPORT SERVICES - 1.5% (Continued)
3	ManpowerGroup, Inc.	$ 220
35	Rentokil Initial PLC - ADR	1,297
36	Robert Half International, Inc.	2,638
4	Stericycle, Inc.(a)	179
		14,721
	CONSTRUCTION MATERIALS - 1.6%
12	Advanced Drainage Systems, Inc.	1,366
18	Carlisle Companies, Inc.	4,667
14	Eagle Materials, Inc.	2,331
11	Knife River Corporation(a)	537
1	Martin Marietta Materials, Inc.	411
47	MDU Resources Group, Inc.	920
42	Owens Corning	5,729
		15,961
	CONSUMER SERVICES - 0.2%
37	Service Corp International	2,114

	CONTAINERS & PACKAGING - 2.5%
60	Crown Holdings, Inc.	5,309
189	Graphic Packaging Holding Company	4,211
161	International Paper Company	5,710
34	Packaging Corp of America	5,221
30	Sealed Air Corporation	986
40	Sonoco Products Company	2,174
9	Westrock Company	322
		23,933
	DIVERSIFIED INDUSTRIALS - 0.3%
30	ITT, Inc.	2,937

	E-COMMERCE DISCRETIONARY - 0.2%
30	Etsy, Inc.(a)	1,937

	ELECTRIC UTILITIES - 1.2%
43	Alliant Energy Corporation	2,083

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2023 (Unaudited)

Shares		Value
	COMMON STOCKS — 96.7% (Continued)
	ELECTRIC UTILITIES - 1.2% (Continued)
57	Evergy, Inc.	$ 2,890
1	Hawaiian Electric Industries, Inc.	12
8	IDACORP, Inc.	749
5	NextEra Energy Partners, L.P.	149
29	OGE Energy Corporation	967
19	Pinnacle West Capital Corporation	1,400
1	Portland General Electric Company	40
115	Vistra Corporation	3,816
		12,106
	ELECTRICAL EQUIPMENT - 3.1%
64	A O Smith Corporation	4,233
6	Acuity Brands, Inc.	1,022
34	BWX Technologies, Inc.	2,549
29	Cognex Corporation	1,231
19	Generac Holdings, Inc.(a)	2,070
8	Hubbell, Inc.	2,507
9	Littelfuse, Inc.	2,226
63	National Instruments Corporation	3,756
115	Trimble, Inc.(a)	6,194
125	Vertiv Holdings Company	4,650
		30,438
	ENGINEERING & CONSTRUCTION - 2.2%
22	AECOM	1,827
18	EMCOR Group, Inc.	3,787
34	Jacobs Solutions, Inc.	4,641
23	KBR, Inc.	1,356
21	MasTec, Inc.(a)	1,511
4	Quanta Services, Inc.	748
8	Tetra Tech, Inc.	1,216
12	TopBuild Corporation(a)	3,019
81	WillScot Mobile Mini Holdings Corporation(a)	3,369
		21,474

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2023 (Unaudited)

Shares		Value
	COMMON STOCKS — 96.7% (Continued)
	ENTERTAINMENT CONTENT - 0.1%
9	Take-Two Interactive Software, Inc.(a)	$ 1,264

	FOOD - 1.8%
1	BellRing Brands, Inc.(a)	41
35	Campbell Soup Company(b)	1,438
64	Darling Ingredients, Inc.(a)	3,341
45	Flowers Foods, Inc.	998
44	Ingredion, Inc.	4,330
39	J M Smucker Company (The)	4,793
30	Lamb Weston Holdings, Inc.	2,774
1	Lancaster Colony Corporation	165
		17,880
	FORESTRY, PAPER & WOOD PRODUCTS - 0.1%
11	Louisiana-Pacific Corporation	608
7	Trex Company, Inc.(a)	431
		1,039
	GAS & WATER UTILITIES - 0.7%
8	Atmos Energy Corporation	847
9	Essential Utilities, Inc.	309
204	NiSource, Inc.	5,035
26	UGI Corporation	598
		6,789
	HEALTH CARE FACILITIES & SERVICES - 3.3%
46	Acadia Healthcare Company, Inc.(a)	3,234
1	Amedisys, Inc.(a)	93
24	Cardinal Health, Inc.	2,084
69	Catalent, Inc.(a)	3,142
17	Charles River Laboratories International, Inc.(a)	3,332
5	Chemed Corporation	2,598
2	DaVita, Inc.(a)	189
56	Encompass Health Corporation	3,761
8	Enhabit, Inc.(a)	90
47	Henry Schein, Inc.(a)	3,490
2	Invitae Corporation(a)	1

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2023 (Unaudited)

Shares		Value
	COMMON STOCKS — 96.7% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 3.3% (Continued)
14	Medpace Holdings, Inc.(a)	$ 3,390
11	Teladoc Health, Inc.(a)	204
53	Universal Health Services, Inc., Class B	6,664
		32,272
	HOME & OFFICE PRODUCTS - 0.6%
8	Leggett & Platt, Inc.	203
17	Newell Brands, Inc.	154
66	Tempur Sealy International, Inc.	2,860
17	Whirlpool Corporation	2,273
		5,490
	HOME CONSTRUCTION - 1.5%
38	Fortune Brands Innovations, Inc.	2,362
4	Masco Corporation	214
27	Mohawk Industries, Inc.(a)	2,317
63	PulteGroup, Inc.	4,665
64	Toll Brothers, Inc.	4,733
		14,291
	HOUSEHOLD PRODUCTS - 0.2%
190	Coty, Inc., Class A(a)	2,084

	INDUSTRIAL INTERMEDIATE PRODUCTS - 0.5%
10	RBC Bearings, Inc.(a)	2,341
31	Timken Company (The)	2,278
		4,619
	INDUSTRIAL SUPPORT SERVICES - 1.3%
8	SiteOne Landscape Supply, Inc.(a)	1,308
63	U-Haul Holding Company	3,300
1	United Rentals, Inc.	445
11	Watsco, Inc.	4,155
23	WESCO International, Inc.	3,308
		12,516
	INSTITUTIONAL FINANCIAL SERVICES - 1.8%
24	Houlihan Lokey, Inc.	2,571
76	Jefferies Financial Group, Inc.	2,784

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2023 (Unaudited)

Shares		Value
	COMMON STOCKS — 96.7% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES - 1.8% (Continued)
67	Northern Trust Corporation	$ 4,655
42	SEI Investments Company	2,529
64	Tradeweb Markets, Inc., Class A	5,133
		17,672
	INSURANCE - 10.8%
67	American Financial Group, Inc.	7,482
48	Assurant, Inc.	6,892
95	Cincinnati Financial Corporation	9,717
215	Equitable Holdings, Inc.	6,104
60	Globe Life, Inc.	6,524
11	Hartford Financial Services Group, Inc. (The)	780
11	Kinsale Capital Group, Inc.	4,555
17	Lincoln National Corporation	420
144	Loews Corporation	9,117
1	Markel Group, Inc.(a)	1,472
293	Old Republic International Corporation	7,893
24	Primerica, Inc.	4,656
11	Principal Financial Group, Inc.	793
1	Radian Group, Inc.	25
61	Reinsurance Group of America, Inc.	8,857
11	RLI Corporation	1,495
17	Selective Insurance Group, Inc.	1,754
201	Unum Group	9,887
82	Voya Financial, Inc.	5,449
178	W R Berkley Corporation	11,301
		105,173
	INTERNET MEDIA & SERVICES - 1.2%
29	Expedia Group, Inc.(a)	2,989
11	GoDaddy, Inc., Class A(a)	819
82	Pinterest, Inc., Class A(a)	2,216
33	Roku, Inc.(a)	2,330
1	TripAdvisor, Inc.(a)	17
70	Zillow Group, Inc., Class C(a)	3,231
		11,602

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2023 (Unaudited)

Shares		Value
	COMMON STOCKS — 96.7% (Continued)
	LEISURE FACILITIES & SERVICES - 2.3%
50	Boyd Gaming Corporation	$ 3,041
12	Choice Hotels International, Inc.	1,470
22	Churchill Downs, Inc.	2,553
4	Darden Restaurants, Inc.	573
13	Hilton Grand Vacations, Inc.(a)	529
38	Light & Wonder, Inc.(a)	2,711
4	Marriott Vacations Worldwide Corporation	403
2	Penn Entertainment, Inc.(a)	46
25	Texas Roadhouse, Inc.	2,402
19	Vail Resorts, Inc.	4,216
40	Wyndham Hotels & Resorts, Inc.	2,782
18	Wynn Resorts Ltd.	1,663
		22,389
	LEISURE PRODUCTS - 1.4%
18	Axon Enterprise, Inc.(a)	3,582
18	Brunswick Corporation	1,422
4	Fox Factory Holding Corporation(a)	396
58	Hasbro, Inc.	3,836
80	Mattel, Inc.(a)	1,763
15	Polaris, Inc.	1,562
8	Thor Industries, Inc.	761
		13,322
	MACHINERY - 5.1%
49	AGCO Corporation	5,796
12	Curtiss-Wright Corporation	2,348
46	Donaldson Company, Inc.	2,743
4	Enovis Corporation(a)	211
1	Flowserve Corporation	40
61	Graco, Inc.	4,446
1	IDEX Corporation	208
22	Lincoln Electric Holdings, Inc.	3,999
20	Middleby Corporation (The)(a)	2,560
13	MSA Safety, Inc.	2,049
19	Nordson Corporation	4,240

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2023 (Unaudited)

Shares		Value
	COMMON STOCKS — 96.7% (Continued)
	MACHINERY - 5.1% (Continued)
27	Oshkosh Corporation	$ 2,577
30	Regal Rexnord Corporation	4,286
25	Snap-on, Inc.	6,376
52	Stanley Black & Decker, Inc.	4,346
45	Toro Company(b)	3,740
		49,965
	MEDICAL EQUIPMENT & DEVICES - 2.9%
7	ABIOMED, Inc. - CVR(a)(c)	7
203	Avantor, Inc.(a)	4,279
11	Bio-Rad Laboratories, Inc., Class A(a)	3,943
18	Bio-Techne Corporation	1,225
69	Bruker Corporation	4,299
70	DENTSPLY SIRONA, Inc.	2,391
27	Exact Sciences Corporation(a)	1,842
37	Globus Medical, Inc., Class A(a)	1,837
1	Haemonetics Corporation(a)	90
2	Insulet Corporation(a)	319
6	Integra LifeSciences Holdings Corporation(a)	229
1	iRhythm Technologies, Inc.(a)	94
16	Masimo Corporation(a),(b)	1,403
1	Nevro Corporation(a)	19
15	Repligen Corporation(a)	2,385
14	Shockwave Medical, Inc.(a)	2,788
6	Teleflex, Inc.	1,179
		28,329
	METALS & MINING - 0.6%
28	Alcoa Corporation	814
198	Cleveland-Cliffs, Inc.(a)	3,095
19	Royal Gold, Inc.	2,020
		5,929
	OIL & GAS PRODUCERS - 6.4%
47	Antero Resources Corporation(a)	1,193
145	APA Corporation	5,960
24	Chevron Corporation	4,047

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2023 (Unaudited)

Shares		Value
	COMMON STOCKS — 96.7% (Continued)
	OIL & GAS PRODUCERS - 6.4% (Continued)
3	ConocoPhillips	$ 359
38	Coterra Energy, Inc.	1,028
8	Diamondback Energy, Inc.	1,239
170	EQT Corporation	6,899
108	HF Sinclair Corporation	6,148
33	Magnolia Oil & Gas Corporation, Class A	756
279	Marathon Oil Corporation	7,463
27	Matador Resources Company	1,606
15	Murphy Oil Corporation	680
9	Murphy USA, Inc.	3,076
18	ONEOK, Inc.	1,142
173	Ovintiv, Inc.	8,230
4	PBF Energy, Inc., Class A	214
135	Range Resources Corporation	4,375
7	SM Energy Company	278
1,005	Southwestern Energy Company(a)	6,482
18	Targa Resources Corporation	1,543
		62,718
	OIL & GAS SERVICES & EQUIPMENT - 0.4%
12	Halliburton Company	486
163	NOV, Inc.	3,407
		3,893
	PUBLISHING & BROADCASTING - 1.2%
11	Liberty Media Corp-Liberty Formula One(a)	685
65	New York Times Company (The), Class A	2,678
398	News Corporation, CLASS A - NON-VOTING	7,984
4	Nexstar Media Group, Inc.	574
		11,921
	REAL ESTATE SERVICES - 0.3%
18	Jones Lang LaSalle, Inc.(a)	2,541

	REIT - 0.6%
3	Texas Pacific Land Corporation	5,471

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2023 (Unaudited)

Shares		Value
	COMMON STOCKS — 96.7% (Continued)
	RENEWABLE ENERGY - 0.7%
2	Enphase Energy, Inc.(a)	$ 240
21	First Solar, Inc.(a)	3,394
24	SolarEdge Technologies, Inc.(a)	3,108
14	Sunrun, Inc.(a)	176
		6,918
	RETAIL - CONSUMER STAPLES - 1.2%
63	BJ's Wholesale Club Holdings, Inc.(a)	4,496
22	Casey's General Stores, Inc.	5,974
8	Five Below, Inc.(a)	1,287
1	Ollie's Bargain Outlet Holdings, Inc.(a)	77
		11,834
	RETAIL - DISCRETIONARY - 2.3%
27	AutoNation, Inc.(a)	4,088
28	Builders FirstSource, Inc.(a)	3,486
28	Burlington Stores, Inc.(a)	3,788
12	Dick's Sporting Goods, Inc.	1,303
12	Floor & Decor Holdings, Inc., Class A(a)	1,086
11	GameStop Corporation, Class A(a)	181
3	Genuine Parts Company	433
9	Kohl's Corporation	189
6	Lithia Motors, Inc.	1,772
3	RH(a)	793
1	Tractor Supply Company	203
1	Ulta Beauty, Inc.(a)	399
28	Williams-Sonoma, Inc.	4,351
		22,072
	SEMICONDUCTORS - 2.0%
4	Azenta, Inc.(a),(b)	201
4	Cirrus Logic, Inc.(a)	296
16	Entegris, Inc.	1,503
12	IPG Photonics Corporation(a)	1,218
58	Lattice Semiconductor Corporation(a)	4,984
6	Marvell Technology, Inc.	325
25	MKS Instruments, Inc.	2,163

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2023 (Unaudited)

Shares		Value
	COMMON STOCKS — 96.7% (Continued)
	SEMICONDUCTORS - 2.0% (Continued)
1	Monolithic Power Systems, Inc.	$ 462
9	ON Semiconductor Corporation(a)	837
30	Qorvo, Inc.(a)	2,864
36	Rambus, Inc.(a)	2,008
3	Silicon Laboratories, Inc.(a)	348
3	Synaptics, Inc.(a)	268
4	Teradyne, Inc.	402
4	Universal Display Corporation	628
30	Wolfspeed, Inc.(a)	1,143
		19,650
	SOFTWARE - 4.9%
1	ACI Worldwide, Inc.(a)	23
72	Akamai Technologies, Inc.(a)	7,671
1	Alteryx, Inc., Class A(a)	38
2	Aspen Technology, Inc.(a)	408
3	Concentrix Corporation	240
81	DocuSign, Inc.(a)	3,402
1	Five9, Inc.(a)	64
328	Gen Digital, Inc.	5,799
11	Guidewire Software, Inc.(a)	990
29	Manhattan Associates, Inc.(a)	5,732
54	Okta, Inc.(a)	4,401
3	Omnicell, Inc.(a)	135
24	Paylocity Holding Corporation(a)	4,361
5	Pegasystems, Inc.	217
20	PTC, Inc.(a)	2,834
96	SS&C Technologies Holdings, Inc.	5,044
2	Tenable Holdings, Inc.(a)	90
7	Teradata Corporation(a)	315
71	Twilio, Inc., Class A(a)	4,156
2	Varonis Systems, Inc.(a)	61
3	Ziff Davis, Inc.(a)	191
112	ZoomInfo Technologies, Inc., Class A(a)	1,837
		48,009

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2023 (Unaudited)

Shares		Value
	COMMON STOCKS — 96.7% (Continued)
	SPECIALTY FINANCE - 1.0%
192	Fidelity National Financial, Inc.	$ 7,929
30	First American Financial Corporation	1,695
1	MGIC Investment Corporation	17
1	SLM Corporation	13
12	Synchrony Financial	367
		10,021
	STEEL - 0.8%
39	Commercial Metals Company	1,927
14	Reliance Steel & Aluminum Company	3,671
11	Steel Dynamics, Inc.(b)	1,179
24	United States Steel Corporation	780
		7,557
	TECHNOLOGY HARDWARE - 5.0%
26	Arrow Electronics, Inc.(a)	3,256
80	Ciena Corporation(a)	3,781
37	Dolby Laboratories, Inc., Class A	2,933
30	F5, Inc.(a)	4,834
41	Jabil, Inc.	5,202
157	Juniper Networks, Inc.	4,363
5	Lumentum Holdings, Inc.(a)	226
42	NetApp, Inc.	3,187
116	Pure Storage, Inc., Class A(a)	4,132
20	Super Micro Computer, Inc.(a)	5,484
3	TD SYNNEX Corporation	300
1	ViaSat, Inc.(a)	18
125	Western Digital Corporation(a)	5,704
22	Zebra Technologies Corporation, Class A(a)	5,204
		48,624
	TECHNOLOGY SERVICES - 3.4%
53	Booz Allen Hamilton Holding Corporation	5,791
9	CACI International, Inc., Class A(a)	2,825
25	DXC Technology Company(a),(b)	521
17	EPAM Systems, Inc.(a)	4,347
2	Euronet Worldwide, Inc.(a)	159

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2023 (Unaudited)

Shares		Value
	COMMON STOCKS — 96.7% (Continued)
	TECHNOLOGY SERVICES - 3.4% (Continued)
1	Fair Isaac Corporation(a)	$ 868
1	Gartner, Inc.(a)	344
26	Jack Henry & Associates, Inc.	3,930
50	Leidos Holdings, Inc.	4,608
8	MarketAxess Holdings, Inc.	1,709
62	TransUnion	4,451
34	Western Union Company (The)	448
17	WEX, Inc.(a)	3,197
		33,198
	TELECOMMUNICATIONS - 0.2%
32	Iridium Communications, Inc.	1,456

	TRANSPORTATION & LOGISTICS - 1.3%
18	CH Robinson Worldwide, Inc.(b)	1,550
7	GXO Logistics, Inc.(a)	411
1	JB Hunt Transport Services, Inc.	188
1	JetBlue Airways Corporation(a)	5
55	Knight-Swift Transportation Holdings, Inc.	2,758
15	Landstar System, Inc.	2,654
4	Saia, Inc.(a)	1,595
42	XPO Logistics, Inc.(a)	3,136
		12,297
	TRANSPORTATION EQUIPMENT - 0.0%(d)
4	Westinghouse Air Brake Technologies Corporation	425

	WHOLESALE - CONSUMER STAPLES - 1.1%
121	Performance Food Group Company(a)	7,122
84	US Foods Holding Corporation(a)	3,335
		10,457
	WHOLESALE - DISCRETIONARY - 0.8%
100	LKQ Corporation	4,951
8	Pool Corporation	2,849
		7,800

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2023 (Unaudited)

Shares		Value
	TOTAL COMMON STOCKS (Cost $896,126)	$ 942,383

	PARTNERSHIP SHARES — 0.3%
	OIL & GAS PRODUCERS - 0.3%
91	Western Midstream Partners, L.P. (Cost $2,342)	2,478

	SHORT-TERM INVESTMENTS - 2.7%
	COLLATERAL FOR SECURITIES LOANED – 1.2%
11,999	Mount Vernon Liquid Assets Portfolio, LLC, 5.50% (Cost $11,999(e)	11,999

	MONEY MARKET FUND – 1.5%
14,775	First American Treasury Obligations Fund, Class X, 5.27% (Cost 14,775)(e)	14,775

	TOTAL SHORT-TERM INVESTMENTS (Cost $26,774)	26,774

	TOTAL INVESTMENTS - 99.7% (Cost $925,242)	$ 971,635
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.3%	2,892
	NET ASSETS - 100.0%	$ 974,527

ADR	- American Depositary Receipt.

(a)	Non-income producing security.
(b)	All or portion of this security is on loan. The total fair value of securities on loan as of September 30, 2023 was $11,663.
(c)	Fair value was determined using significant unobservable inputs.
(d)	Amount represents less than 0.05%
(e)	Rate disclosed is the seven day effective yield as of September 30, 2023